Fair Value Measurements - Additional Information (Detail) (USD $)	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Riverwood Warrant	$ 16,102,335
Financial assets	0
Financial liabilities	$ 0